SECURTER SYSTEMS INC. (Details 2) - CAD ($)	8 Months Ended	12 Months Ended
	Sep. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED FOR): DISCONTINUED OPERATIONS ACTIVITIES
Net loss for the periods	$ (127,637)	$ (127,637)	$ (158,843)	$ 0
Adjusments for
Operating expenses contributed by shareholders	126,843		158,923
Subtotal	(794)		80
Non-Cash Items:
Change in amounts receivable	(12,659)		(72)
Change in trade and other payables	30,531		0
Net cash from (used in) discontinued operations	17,078	17,078	8	0
Increase in cash	17,078		8
Cash, beginning of the period	8	$ 8	0
Cash, end of the period	17,086		8	$ 0
Cash invested in Securter Systems Inc.	(128,815)		(158,923)
Unspent cash balance in Securter Systems Inc.	0		8
Securter Systems Inc.'s cash disposed on deconsolidation	(17,086)		0
Net cash (used in) investment in discontinued operations	$ (145,901)		$ (158,915)